Securities - Additional Information (Details) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021 USD ($) Investment	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) Investment	Dec. 31, 2019 USD ($) Investment	Dec. 31, 2018 USD ($)
Schedule of Investments [Line Items]
Federal Home Loan Bank stock, at cost | $	[1]	$ 698,984		$ 714,005	$ 647,562
Net gains on equity securities | $		$ 483,000	$ 215,000	$ 582,000	$ 2,300	$ 2,000
Collateralized Mortgage Obligations
Schedule of Investments [Line Items]
Number of investment securities designated as having a continuous loss position for twelve months or more		4		4	3
Capital Trust Notes
Schedule of Investments [Line Items]
Number of investment securities designated as having a continuous loss position for twelve months or more		5		5	5
Asset-backed Securities
Schedule of Investments [Line Items]
Number of investment securities designated as having a continuous loss position for twelve months or more		5		7	3
Corporate Bonds
Schedule of Investments [Line Items]
Number of investment securities designated as having a continuous loss position for twelve months or more		5		3	2
Municipal Bonds
Schedule of Investments [Line Items]
Number of investment securities designated as having a continuous loss position for twelve months or more		1		1	1
US Government Agencies Securities
Schedule of Investments [Line Items]
Number of investment securities designated as having a continuous loss position for twelve months or more					7
Mortgage-Related Securities
Schedule of Investments [Line Items]
Number of investment securities designated as having a continuous loss position for twelve months or more					3
Mutual Fund
Schedule of Investments [Line Items]
Number of investment securities designated as having a continuous loss position for twelve months or more					1

[1]	Carrying value and estimated fair value are at cost.